CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Revenues - related parties	¥ 0	¥ 266	¥ 2,544
Cost of revenues - related party		11,600	20,947
Research and development - related party	0	0	200
Sales and Marketing - related party	0	0	718
General and administrative - related party	¥ 0	¥ 0	¥ 59